Commitments and Contingencies - Schedule of Company's Restricted Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Separate Account Investment [Line Items]
Pledged Financial Instruments, Not Separately Reported, Securities for Intercompany Reinsurance Agreements	$ 660.8	$ 707.1
Pledged Financial Instruments, Not Separately Reported, Securities for Third-Party Agreements	2,714.4	2,817.7
Pledged Financial Instruments, Not Separately Reported Securities for Letter of Credit Facility	172.0	471.3
Restricted assets, excluding illiquid assets	3,547.2	3,996.1
Other investments, at fair value (2)	209.3	221.3
Debt Securities, Available for Sale and Held for Trading, and Illiquid Assets, Restricted	$ 3,756.5	$ 4,217.4
Total as percent of investable assets	50.20%	59.40%